Material accounting policies - Estimated useful lives (Details)	12 Months Ended
Dec. 31, 2023
Furniture and equipment | Minimun of the year
Disclosure Of Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	3 years
Furniture and equipment | Maximum of the year
Disclosure Of Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	5 years
Hardware
Disclosure Of Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	3 years
Other equipment | Minimun of the year
Disclosure Of Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	2 years
Other equipment | Maximum of the year
Disclosure Of Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	4 years
Leasehold improvements | Minimun of the year
Disclosure Of Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	3 years
Leasehold improvements | Maximum of the year
Disclosure Of Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	15 years